SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184



                                                August 31, 2007




Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

               RE: AllianceBernstein Large Cap Growth Fund, Inc. (the "Fund") (File Nos. 33-49530 and 811-06730)

Dear Sir or Madam:

     Attached for filing is the Fund's Registration Statement on Form N-14 in connection with the Fund's acquisition of all of the assets and all of the liabilities of Alliance All-Market Advantage Fund, Inc. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act. If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.

                                                Sincerely,



                                                /s/ Young Seo

cc: Kathleen Clarke

SK 00250 0205 803927